FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 09-30-2010

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 10-29-2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101    10126 116785.000SH      SOLE               104830.000         11955.000
AT&T                           COM              00206R102     8244 288265.000SH      SOLE               258477.000         29788.000
Abbott Laboratories            COM              002824100     5560 106431.000SH      SOLE                95571.000         10860.000
Advance Auto Parts             COM              00751Y106     6046 103025.000SH      SOLE                92900.000         10125.000
Aecom Technology Corp.         COM              00766T100     5339 220085.000SH      SOLE               198675.000         21410.000
Anadarko Petroleum Corp        COM              032511107     7483 131164.000SH      SOLE               121084.000         10080.000
Apache Corp.                   COM              037411105     3453 35320.000SH       SOLE                31820.000          3500.000
Atmel Corp.                    COM              049513104     4870 611755.000SH      SOLE               578930.000         32825.000
Bank of America Corp           COM              060505104     1833 139895.000SH      SOLE               132785.000          7110.000
Bank of New York Mellon Corp.  COM              064058100     5312 203273.000SH      SOLE               184193.000         19080.000
Bard, C.R.                     COM              067383109      241 2958.000 SH       SOLE                 2958.000
Barrick Gold Corp.             COM              067901108     5288 114230.000SH      SOLE               102225.000         12005.000
Becton Dickinson & Co.         COM              075887109     6091 82195.000SH       SOLE                76420.000          5775.000
Berkshire Hathaway Cl B        COM              084670207      486 5882.000 SH       SOLE                 2100.000          3782.000
Capital One Financial Corporat COM              14040H105     6483 163920.000SH      SOLE               149670.000         14250.000
Cartier Resources Inc.         COM              146772108        3 10000.000SH       SOLE                                  10000.000
Chevron Corporation            COM              166764100     7132 87990.082SH       SOLE                81075.082          6915.000
Cisco Systems Inc              COM              17275R102     3852 175895.000SH      SOLE               152795.000         23100.000
Clorox Company                 COM              189054109     3948 59130.000SH       SOLE                51045.000          8085.000
Coca-Cola Company              COM              191216100     7808 133425.000SH      SOLE               114985.000         18440.000
Colgate Palmolive              COM              194162103      396 5150.000 SH       SOLE                 3950.000          1200.000
Comerica Inc                   COM              200340107      204 5500.000 SH       SOLE                 5500.000
Conagra Foods Inc.             COM              205887102     6277 286110.000SH      SOLE               259005.000         27105.000
Dow Chemical                   COM              260543103     8166 297380.000SH      SOLE               268850.000         28530.000
EMC Corp.                      COM              268648102     5349 263350.000SH      SOLE               225780.000         37570.000
Encanto Potash Corp            COM              29251N104        6 30000.000SH       SOLE                                  30000.000
Exxon Mobil Corporation        COM              30231G102     1553 25132.000SH       SOLE                13820.000         11312.000
FedEx Corporation              COM              31428X106     8593 100505.000SH      SOLE                90840.000          9665.000
General Electric               COM              369604103     6635 408318.588SH      SOLE               353693.588         54625.000
General Mills                  COM              370334104     7864 215225.000SH      SOLE               194325.000         20900.000
Goldcorp, Inc.                 COM              380956409      940 21600.000SH       SOLE                                  21600.000
Golden Predator Royalty & Deve COM              38116K106       13 20000.000SH       SOLE                                  20000.000
Grainger W.W.                  COM              384802104      572 4800.000 SH       SOLE                  800.000          4000.000
Hecla Mining Co.               COM              422704106       82 13000.000SH       SOLE                                  13000.000
Hewlett Packard Company        COM              428236103     9548 226948.527SH      SOLE               204934.527         22014.000
Honeywell International, Inc.  COM              438516106      283 6450.000 SH       SOLE                 6450.000
IBM                            COM              459200101     5541 41305.743SH       SOLE                35565.743          5740.000
JPMorgan Chase & Co.           COM              46625H100     3006 78970.000SH       SOLE                67891.000         11079.000
Keycorp New                    COM              493267108     5659 710990.000SH      SOLE               642500.000         68490.000
Kohl's Corp.                   COM              500255104     8168 155055.000SH      SOLE               141245.000         13810.000
Marsh & McLennan               COM              571748102     6236 258525.000SH      SOLE               235790.000         22735.000
McDonalds Corp                 COM              580135101      836 11215.000SH       SOLE                 6495.000          4720.000
Medtronic Inc                  COM              585055106     5491 163525.000SH      SOLE               144235.000         19290.000
Merck & Company                COM              58933Y105      292 7935.000 SH       SOLE                 1135.000          6800.000
Morgan Stanley                 COM              617446448     6083 246490.000SH      SOLE               224045.000         22445.000
Newmont Mining Corp.           COM              651639106     3782 60220.000SH       SOLE                47825.000         12395.000
Oilsands Quest Inc.            COM              678046103        5 10000.000SH       SOLE                                  10000.000
Oracle Corp.                   COM              68389X105    11998 446851.000SH      SOLE               404816.000         42035.000
Parker Hannifin Corp.          COM              701094104     8219 117308.000SH      SOLE               106174.000         11134.000
PepsiCo                        COM              713448108      236 3551.886 SH       SOLE                 3151.886           400.000
Pfizer                         COM              717081103      428 24915.000SH       SOLE                 2975.000         21940.000
Procter & Gamble               COM              742718109      210 3495.000 SH       SOLE                 1895.000          1600.000
Prophecy Resource Corp         COM              74345B104       20 45000.000SH       SOLE                                  45000.000
Royal Dutch Shell PLC - Class  COM              780259206      639 10605.000SH       SOLE                 2205.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107    10068 171260.993SH      SOLE               153535.993         17725.000
Royal Gold, Inc.               COM              780287108      349 7000.000 SH       SOLE                                   7000.000
Staples, Inc.                  COM              855030102     6513 311335.000SH      SOLE               282540.000         28795.000
Stryker Corp                   COM              863667101     3570 71326.000SH       SOLE                61901.000          9425.000
Symantec Corp                  COM              871503108     3713 245435.000SH      SOLE               212750.000         32685.000
Taseko Mines Ltd.              COM              876511106       52 10000.000SH       SOLE                                  10000.000
Terrane Metals Corp.           COM              88103A108       14 10000.000SH       SOLE                                  10000.000
Trico Marine Services, Inc.    COM              896106200        2 10000.000SH       SOLE                                  10000.000
U.S. Bancorp                   COM              902973304     5432 251237.000SH      SOLE               227647.000         23590.000
US Silver Corp                 COM              90343P101        9 25000.000SH       SOLE                                  25000.000
United States Natural Gas Fund COM              912318102      111 18000.000SH       SOLE                                  18000.000
Verizon Communications         COM              92343V104     8389 257408.000SH      SOLE               230044.000         27364.000
W.R. Berkley Corporation       COM              084423102     4096 151300.000SH      SOLE               142950.000          8350.000
WalMart Stores                 COM              931142103     8352 156052.000SH      SOLE               140512.000         15540.000
Williams Cos. Inc.             COM              969457100     8253 431890.000SH      SOLE               391925.000         39965.000
iShares Silver Trust           COM              46428Q109      213 10000.000SH       SOLE                                  10000.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $282,064